Acquisition of E-Motors (Details Textual)			12 Months Ended
	Jul. 12, 2017 USD ($) shares	Jul. 12, 2017 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 28, 2016
Business Acquisition, Percentage of Voting Interests Acquired	70.00%		70.00%			5.00%
Payments to Acquire Businesses, Gross			$ 0	$ 4,552,240	$ 3,372,925
Suzhou E Motors Co Ltd [Member]
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Payments to Acquire Businesses, Gross	$ 15,861,840	¥ 103,200,000
Suzhou E Motors Co Ltd [Member] | Electronic Registered License [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	$ 13,907,238
Suzhou E Motors Co Ltd [Member] | Restricted Common Shares [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,500,000	2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 6,500,000